F

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.1%
2,001	Interpublic Group of Companies, Inc.	$ 55,848
1,005	Omnicom Group, Inc.	81,937
534	QuinStreet, Inc.(a)	8,261
4,420	Stagwell, Inc.(a)	24,885
107	Trade Desk, Inc. (The), Class A(a)	5,244
		176,175
	APPAREL & TEXTILE PRODUCTS - 0.1%
539	Carter's, Inc.	15,211
149	Columbia Sportswear Company	7,793
91	Kontoor Brands, Inc.	7,259
701	Levi Strauss & Company, Class A	16,333
312	PVH Corporation	26,136
95	Ralph Lauren Corporation	29,788
2,111	Under Armour, Inc., Class A(a)	10,534
2,383	VF Corporation	34,387
		147,441
	ASSET MANAGEMENT - 0.5%
67	Affiliated Managers Group, Inc.	15,975
161	Ameriprise Financial, Inc.	79,091
205	Apollo Global Management, Inc.	27,320
80	Ares Management Corporation, Class A	12,791
137	Artisan Partners Asset Management, Inc., Class A	5,946
98	Blackrock, Inc.	114,256
523	Carlyle Group, Inc.	32,792
1,372	Charles Schwab Corporation	130,986
331	F&G Annuities & Life, Inc.	10,350
166	Federated Hermes, Inc., B	8,620
1,741	Franklin Resources, Inc.	40,269
1,752	Invesco Ltd.	40,191
158	LPL Financial Holdings, Inc.	52,565
74	OmniAb, Inc. - Earnout shares(a)(c)(d)(e)	70
135	Oppenheimer Holdings, Inc., Class A	9,978
475	Raymond James Financial, Inc.	81,985
239	Stifel Financial Corporation	27,119

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ASSET MANAGEMENT - 0.5% (Continued)
441	T Rowe Price Group, Inc.	$ 45,264
319	TPG, Inc.	18,327
75	Victory Capital Holdings, Inc.	4,857
		758,752
	AUTOMOTIVE - 0.2%
674	BorgWarner, Inc.	29,629
792	Dana, Inc.	15,872
177	Gentex Corporation	5,009
5,241	Goodyear Tire & Rubber Company(a)	39,203
334	Lear Corporation	33,604
534	Tesla, Inc.(a)	237,480
49	Visteon Corporation	5,873
		366,670
	BANKING - 2.7%
102	Ameris Bancorp	7,478
362	Associated Banc-Corporation	9,307
15,455	Bank of America Corporation	797,323
186	Bank OZK	9,482
207	BankUnited, Inc.	7,899
131	BOK Financial Corporation	14,599
241	Cadence Bank	9,047
123	Cathay General Bancorp	5,905
7,818	Citigroup, Inc.	793,527
1,051	Citizens Financial Group, Inc.	55,871
373	Columbia Banking System, Inc.	9,601
344	Comerica, Inc.	23,571
165	Commerce Bancshares, Inc.	9,860
85	Cullen/Frost Bankers, Inc.	10,775
154	East West Bancorp, Inc.	16,393
1,386	Fifth Third Bancorp	61,746
9	First Citizens BancShares, Inc., Class A	16,102
231	First Hawaiian, Inc.	5,736
933	First Horizon Corporation	21,095
1,027	Flagstar Financial, Inc.	11,862

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 2.7% (Continued)
622	FNB Corporation	$ 10,020
360	Fulton Financial Corporation	6,707
127	Glacier Bancorp, Inc.	6,181
150	Hancock Whitney Corporation	9,392
346	Hilltop Holdings, Inc.	11,563
214	Home BancShares, Inc.	6,056
2,384	Huntington Bancshares, Inc.	41,172
3,476	JPMorgan Chase & Company	1,096,435
2,772	KeyCorporation	51,809
240	M&T Bank Corporation	47,429
347	Old National Bancorp	7,617
110	Pinnacle Financial Partners, Inc.	10,317
734	PNC Financial Services Group, Inc.	147,483
132	Prosperity Bancshares, Inc.	8,758
1,790	Regions Financial Corporation	47,202
327	Simmons First National Corporation, Class A	6,269
86	SOUTHSTATE BANK CORP	8,503
311	Synovus Financial Corporation	15,264
96	Texas Capital Bancshares, Inc.(a)	8,115
3,152	Truist Financial Corporation	144,109
80	UMB Financial Corporation	9,468
201	United Bankshares, Inc.	7,479
166	United Community Banks, Inc.	5,204
3,686	US Bancorp	178,144
1,126	Valley National Bancorp	11,936
156	WaFd, Inc.	4,725
188	Webster Financial Corporation	11,175
7,509	Wells Fargo & Company	629,404
169	Western Alliance Bancorp	14,656
96	Wintrust Financial Corporation	12,714
89	WSFS Financial Corporation	4,800
393	Zions Bancorp NA	22,236
		4,499,521

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BEVERAGES - 0.6%
239	Coca-Cola Company	$ 15,850
2,311	Keurig Dr Pepper, Inc.	58,954
6,928	PepsiCo, Inc.	972,968
917	Westrock Coffee Company(a)	4,457
		1,052,229
	BIOTECH & PHARMA - 16.2%
16,786	AbbVie, Inc.	3,886,630
1,081	ACADIA Pharmaceuticals, Inc.(a)	23,069
2,639	ADMA Biologics, Inc.(a)	38,688
376	Agios Pharmaceuticals, Inc.(a)	15,093
600	Alnylam Pharmaceuticals, Inc.(a)	273,600
5,690	Amgen, Inc.	1,605,718
2,773	Amicus Therapeutics, Inc.(a)	21,851
5,151	Amneal Pharmaceuticals, Inc.(a)	51,562
561	Amphastar Pharmaceuticals, Inc.(a)	14,951
278	AnaptysBio, Inc.(a)	8,512
190	ANI Pharmaceuticals, Inc.(a)	17,404
707	Apellis Pharmaceuticals, Inc.(a)	15,999
1,196	Arbutus Biopharma Corporation(a)	5,430
579	Arcus Biosciences, Inc.(a)	7,874
812	Arcutis Biotherapeutics, Inc.(a)	15,306
1,290	Ardelyx, Inc.(a)	7,108
903	Arrowhead Pharmaceuticals, Inc.(a)	31,144
588	Avidity Biosciences, Inc.(a)	25,619
386	Axsome Therapeutics, Inc.(a)	46,880
867	Beam Therapeutics, Inc.(a)	21,042
1,931	BioCryst Pharmaceuticals, Inc.(a)	14,656
2,867	Biogen, Inc.(a)	401,609
2,230	BioMarin Pharmaceutical, Inc.(a)	120,777
1,091	Bridgebio Pharma, Inc.(a)	56,667
32,853	Bristol-Myers Squibb Company	1,481,670
1,307	Catalyst Pharmaceuticals, Inc.(a)	25,748
416	Celldex Therapeutics, Inc.(a)	10,762
663	CG oncology, Inc.(a)	26,706

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 16.2% (Continued)
424	Cogent Biosciences, Inc.(a)	$ 6,089
357	Collegium Pharmaceutical, Inc.(a)	12,491
923	Corcept Therapeutics, Inc.(a)	76,711
907	Cytokinetics, Inc.(a)	49,849
911	Day One Biopharmaceuticals, Inc.(a)	6,423
472	Denali Therapeutics, Inc.(a)	6,853
1,535	Dynavax Technologies Corporation(a)	15,243
4,959	Eli Lilly & Company	3,783,717
1,076	Evolus, Inc.(a)	6,607
2,864	Exelixis, Inc.(a)	118,283
4,504	Geron Corporation(a)	6,170
12,757	Gilead Sciences, Inc.	1,416,027
630	Guardant Health, Inc.(a)	39,362
989	Halozyme Therapeutics, Inc.(a)	72,533
481	Harmony Biosciences Holdings, Inc.(a)	13,256
222	Harrow, Inc.(a)	10,696
588	Ideaya Biosciences, Inc.(a)	15,999
528	Immunovant, Inc.(a)	8,511
1,723	Incyte Corporation(a)	146,128
765	Innoviva, Inc.(a)	13,961
819	Insmed, Inc.(a)	117,944
655	Intellia Therapeutics, Inc.(a)	11,312
1,291	Ionis Pharmaceuticals, Inc.(a)	84,457
3,122	Iovance Biotherapeutics, Inc.(a)	6,775
599	Janux Therapeutics, Inc.(a)	14,640
19,610	Johnson & Johnson	3,636,086
397	KalVista Pharmaceuticals, Inc.(a)	4,835
430	Kymera Therapeutics, Inc.(a)	24,338
82	Ligand Pharmaceuticals, Inc., Class B(a)	14,525
398	Liquidia Corporation(a)	9,051
145	Madrigal Pharmaceuticals, Inc.(a)	66,506
3,484	MannKind Corporation(a)	18,709
26,067	Merck & Company, Inc.	2,187,803
246	Mirum Pharmaceuticals, Inc.(a)	18,034

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 16.2% (Continued)
9,704	Moderna, Inc.(a)	$ 250,654
805	Neurocrine Biosciences, Inc.(a)	113,006
2,467	Novavax, Inc., Class A(a)	21,389
659	Nurix Therapeutics, Inc.(a)	6,089
882	Ocular Therapeutix, Inc.(a)	10,311
16,672	Organon & Company	178,057
783	Pacira BioSciences, Inc.(a)	20,178
94,931	Pfizer, Inc.	2,418,842
795	Prestige Consumer Healthcare, Inc.(a)	49,608
385	Protagonist Therapeutics, Inc.(a)	25,576
797	PTC Therapeutics, Inc.(a)	48,912
2,956	Recursion Pharmaceuticals, Inc., CLASS A	14,425
1,275	Regeneron Pharmaceuticals, Inc.	716,894
1,560	REVOLUTION Medicines, Inc.(a)	72,852
322	Rhythm Pharmaceuticals, Inc.(a)	32,519
5,213	Royalty Pharma plc, Class A	183,915
2,701	Sarepta Therapeutics, Inc.(a)	52,048
764	Scholar Rock Holding Corporation(a)	28,451
402	Spyre Therapeutics, Inc.(a)	6,738
577	Supernus Pharmaceuticals, Inc.(a)	27,575
606	Syndax Pharmaceuticals, Inc.(a)	9,323
284	Tarsus Pharmaceuticals, Inc.(a)	16,878
1,873	TG Therapeutics, Inc.(a)	67,662
38	TransMedics Group, Inc.(a)	4,264
955	Travere Therapeutics, Inc.(a)	22,825
698	Twist Bioscience Corporation(a)	19,642
1,094	Ultragenyx Pharmaceutical, Inc.(a)	32,908
433	United Therapeutics Corporation(a)	181,518
2,864	Vertex Pharmaceuticals, Inc.(a)	1,121,657
33,416	Viatris, Inc.	330,818
4,441	Vir Biotechnology, Inc.(a)	25,358
1,246	Xencor, Inc.(a)	14,616
820	Xeris Biopharma Holdings, Inc.(a)	6,675

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 16.2% (Continued)
634	Zymeworks, Inc.(a)	$ 10,829
		26,455,011
	CABLE & SATELLITE - 0.9%
1,215	Charter Communications, Inc., Class A(a)	334,253
34,050	Comcast Corporation, Class A	1,069,851
1,407	Liberty Broadband Corporation - Series A(a)	89,105
1,845	Sirius XM Holdings, Inc.	42,942
		1,536,151
	CHEMICALS - 4.4%
173	Air Products and Chemicals, Inc.	47,181
239	Albemarle Corporation	19,378
67	Avery Dennison Corporation	10,865
168	Cabot Corporation	12,776
794	Celanese Corporation	33,412
12,283	CF Industries Holdings, Inc.	1,101,785
1,564	Chemours Company (The)	24,774
22,662	Corteva, Inc.	1,532,632
976	CVR Partners, L.P.	87,957
4,597	DuPont de Nemours, Inc.	358,106
2,807	Ecolab, Inc.	768,725
21,791	FMC Corporation	732,831
119	Hawkins, Inc.	21,744
154	HB Fuller Company	9,129
227	Innospec, Inc.	17,515
2,526	International Flavors & Fragrances, Inc.	155,450
62	Materion Corporation	7,490
115	Minerals Technologies, Inc.	7,144
60,946	Mosaic Company (The)	2,113,608
123	PPG Industries, Inc.	12,929
160	Sensient Technologies Corporation	15,016
43	Sherwin-Williams Company (The)	14,889
179	Stepan Company	8,538
		7,113,874

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.5%
734	ABM Industries, Inc.	$ 33,852
2,801	ADT, Inc.	24,397
2,949	Alight, Inc., Class A	9,614
1,159	AMN Healthcare Services, Inc.(a)	22,438
383	ASGN, Inc.(a)	18,135
131	Barrett Business Services, Inc.	5,806
113	Brady Corporation, Class A	8,817
203	Brink's Company (The)	23,723
274	CBIZ, Inc.(a)	14,511
192	Cintas Corporation	39,410
264	Clean Harbors, Inc.(a)	61,306
110	CorVel Corporation(a)	8,516
45	CRA International, Inc.	9,384
250	FTI Consulting, Inc.(a)	40,413
281	H&R Block, Inc.	14,210
113	Heidrick & Struggles International, Inc.	5,624
114	Huron Consulting Group, Inc.(a)	16,732
1,490	Insperity, Inc.	73,308
299	Kforce, Inc.	8,964
179	Korn Ferry	12,526
3,411	ManpowerGroup, Inc.	129,276
229	Republic Services, Inc.	52,551
1,118	Robert Half, Inc.	37,990
456	TriNet Group, Inc.	30,502
192	UL Solutions, Inc., Class A	13,605
50	UniFirst Corporation	8,360
1,400	Vestis Corporation	6,342
354	Waste Management, Inc.	78,174
54	Willdan Group, Inc.(a)	5,221
		813,707
	CONSTRUCTION MATERIALS - 0.0%(b)
156	Advanced Drainage Systems, Inc.	21,637
125	Apogee Enterprises, Inc.	5,446

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONSTRUCTION MATERIALS - 0.0%(b) (Continued)
101	Knife River Corporation(a)	$ 7,764
		34,847
	CONSUMER SERVICES - 0.0%(b)
17	Graham Holdings Company, Class B	20,014
254	Service Corp International	21,139
515	Upbound Group, Inc.	12,169
		53,322
	CONTAINERS & PACKAGING - 0.1%
1,652	International Paper Company	76,652
1,074	O-I Glass, Inc.(a)	13,930
113	UFP Technologies, Inc.(a)	22,555
		113,137
	DATA CENTER REIT - 0.0%(b)
143	Digital Realty Trust, Inc.	24,722
42	Equinix, Inc.	32,896
		57,618
	DIVERSIFIED INDUSTRIALS - 0.2%
697	3M Company	108,160
260	Dover Corporation	43,376
895	Emerson Electric Company	117,406
497	Illinois Tool Works, Inc.	129,598
28	ITT, Inc.	5,005
		403,545
	E-COMMERCE DISCRETIONARY - 0.8%
5,582	Amazon.com, Inc.(a)	1,225,639
175	Chewy, Inc., Class A(a)	7,079
831	Coupang, Inc.(a)	26,758
755	eBay, Inc.	68,667
172	Wayfair, Inc., Class A(a)	15,365
		1,343,508
	ELECTRICAL EQUIPMENT - 0.4%
453	A O Smith Corporation	33,255
96	Acuity, Inc.	33,061
48	Advanced Energy Industries, Inc.	8,167

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
148	AMETEK, Inc.	$ 27,824
830	Amphenol Corporation, Class A	102,713
362	API Group Corporation(a)	12,442
262	Atkore, Inc.	16,438
207	Badger Meter, Inc.	36,966
90	Belden, Inc.	10,824
828	Carrier Global Corporation	49,432
116	Cognex Corporation	5,255
391	Fortive Corporation	19,155
70	Generac Holdings, Inc.(a)	11,718
52	Hubbell, Inc.	22,376
134	Itron, Inc.(a)	16,691
142	Keysight Technologies, Inc.(a)	24,839
17	Lennox International, Inc.	8,999
45	Littelfuse, Inc.	11,655
49	Mesa Laboratories, Inc.	3,283
161	NEXTracker, Inc., Class A(a)	11,912
418	Novanta, Inc.(a)	41,863
26	OSI Systems, Inc.(a)	6,480
660	Otis Worldwide Corporation	60,344
143	Ralliant Corporation	6,253
137	Rockwell Automation, Inc.	47,886
206	Trimble, Inc.(a)	16,820
174	Vertiv Holdings Company	26,250
343	Vontier Corporation	14,396
83	Watts Water Technologies, Inc., Class A	23,180
		710,477
	ENGINEERING & CONSTRUCTION - 0.5%
3,075	AECOM	401,194
16	Comfort Systems USA, Inc.	13,203
53	EMCOR Group, Inc.	34,426
105	Everus Construction Group, Inc.(a)	9,004
557	Fluor Corporation(a)	23,433
225	Frontdoor, Inc.(a)	15,140

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ENGINEERING & CONSTRUCTION - 0.5% (Continued)
15	IES Holdings, Inc.(a)	$ 5,965
27	Installed Building Products, Inc.	6,660
1,653	Jacobs Solutions, Inc.	247,719
611	Tetra Tech, Inc.	20,395
154	Tutor Perini Corporation(a)	10,101
		787,240
	ENTERTAINMENT CONTENT - 0.6%
17	AppLovin Corporation, Class A(a)	12,215
177	Electronic Arts, Inc.	35,701
1,652	Fox Corporation, Class B	94,643
11,499	Paramount Skydance Corporation, Class B	217,561
64	Take-Two Interactive Software, Inc.(a)	16,535
2,716	Walt Disney Company (The)	310,982
8,190	Warner Bros Discovery, Inc.(a)	159,951
1,466	Warner Music Group Corporation	49,932
		897,520
	FOOD - 3.9%
6,506	B&G Foods, Inc.	28,822
56	Cal-Maine Foods, Inc.	5,270
28,397	Conagra Brands, Inc.	519,949
5,237	Darling Ingredients, Inc.(a)	161,666
10,898	Flowers Foods, Inc.	142,219
19,040	Fresh Del Monte Produce, Inc.	661,069
14,675	General Mills, Inc.	739,914
832	Hershey Company (The)	155,626
239	Hormel Foods Corporation	5,913
8,585	Ingredion, Inc.	1,048,314
371	J & J Snack Foods Corporation	35,649
4,927	J M Smucker Company (The)	535,072
353	John B Sanfilippo & Son, Inc.	22,691
8,319	Kellanova	682,324
4,806	Lamb Weston Holdings, Inc.	279,132
160	Lancaster Colony Corporation	27,646
1,356	McCormick & Company, Inc.	90,730

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 3.9% (Continued)
820	Mission Produce, Inc.(a)	$ 9,856
9,413	Mondelez International, Inc., Class A	588,030
1,838	Post Holdings, Inc.(a)	197,548
20	Seaboard Corporation	72,940
1,040	Simply Good Foods Company (The)(a)	25,813
4,910	The Campbell's Company	155,058
206	Tootsie Roll Industries, Inc.	8,636
2,689	TreeHouse Foods, Inc.(a)	54,345
2,311	Utz Brands, Inc.	28,079
		6,282,311
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
252	Boise Cascade Company	19,485
71	Louisiana-Pacific Corporation	6,308
191	Sylvamo Corporation	8,446
78	Trex Company, Inc.(a)	4,030
263	UFP Industries, Inc.	24,587
		62,856
	GAS & WATER UTILITIES - 0.8%
1,140	American States Water Company	83,585
5,206	American Water Works Company, Inc.	724,623
3,353	California Water Service Group	153,869
4,515	Essential Utilities, Inc.	180,149
552	Middlesex Water Company	29,874
2,114	SJW Group	102,952
		1,275,052
	HEALTH CARE FACILITIES & SERVICES - 9.5%
1,088	Acadia Healthcare Company, Inc.(a)	26,939
125	Addus HomeCare Corporation(a)	14,749
7,440	agilon health, Inc.(a)	7,663
493	Apollo Medical Holdings, Inc.	13,977
7,528	Ardent Health Partners, Inc.(a)	99,746
3,474	Aveanna Healthcare Holdings, Inc.(a)	30,814
4,531	BrightSpring Health Services Inc(a)	133,936
3,998	Brookdale Senior Living, Inc.(a)	33,863

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.5% (Continued)
3,368	Cardinal Health, Inc.	$ 528,641
1,918	Cencora, Inc.	599,433
15,909	Centene Corporation(a)	567,633
1,305	Charles River Laboratories International, Inc.(a)	204,180
81	Chemed Corporation	36,267
2,869	Cigna Group (The)	826,989
6,115	Concentra Group Holdings Parent, Inc.	127,987
21,439	CVS Health Corporation	1,616,286
1,335	DaVita, Inc.(a)	177,381
1,804	Elevance Health, Inc.	582,908
1,008	Encompass Health Corporation	128,036
267	Ensign Group, Inc. (The)	46,130
21,984	Fortrea Holdings, Inc.(a)	185,105
2,943	Fulgent Genetics, Inc.(a)	66,512
184	GeneDx Holdings Corporation(a)	19,824
2,819	HCA Healthcare, Inc.	1,201,458
1,269	Henry Schein, Inc.(a)	84,224
1,139	Humana, Inc.	296,334
4,162	IQVIA Holdings, Inc.(a)	790,530
5,744	Labcorp Holdings, Inc.	1,648,873
1,182	LifeStance Health Group, Inc.(a)	6,501
1,111	McKesson Corporation	858,292
148	Medpace Holdings, Inc.(a)	76,096
584	Molina Healthcare, Inc.(a)	111,754
173	National HealthCare Corporation	21,021
8,931	NeoGenomics, Inc.(a)	68,947
114,644	OPKO Health, Inc.(a)	177,698
1,879	Option Care Health, Inc.(a)	52,161
6,152	Owens & Minor, Inc.(a)	29,530
2,614	PACS Group Inc(a)	35,890
2,037	Pediatrix Medical Group, Inc.(a)	34,120
273	Pennant Group, Inc. (The)(a)	6,885
277	Premier, Inc., Class A	7,701
335	Progyny, Inc.(a)	7,209

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.5% (Continued)
6,452	Quest Diagnostics, Inc.	$ 1,229,622
2,209	RadNet, Inc.(a)	168,348
12,483	Select Medical Holdings Corporation	160,282
669	SI-BONE, Inc.(a)	9,848
1,750	Surgery Partners, Inc.(a)	37,870
144	Tempus AI, Inc.(a)	11,622
2,137	Tenet Healthcare Corporation(a)	433,896
4,215	UnitedHealth Group, Inc.	1,455,440
1,403	Universal Health Services, Inc., Class B	286,829
90	US Physical Therapy, Inc.	7,646
		15,391,626
	HEALTH CARE REIT - 0.2%
160	American Healthcare REIT, Inc.	6,722
702	Healthpeak Properties, Inc.	13,443
163	Omega Healthcare Investors, Inc.	6,882
1,238	Ventas, Inc.	86,647
183	Welltower, Inc.	32,600
		146,294
	HOME & OFFICE PRODUCTS - 0.1%
170	HNI Corporation	7,965
6,384	Newell Brands, Inc.	33,452
125	Somnigroup International, Inc.	10,541
619	Steelcase, Inc., Class A	10,647
1,327	Whirlpool Corporation	104,302
		166,907
	HOME CONSTRUCTION - 0.7%
652	Beazer Homes USA, Inc.(a)	16,007
17	Cavco Industries, Inc.(a)	9,872
429	Century Communities, Inc.	27,186
149	Champion Homes, Inc.(a)	11,379
1,522	DR Horton, Inc.	257,933
463	Dream Finders Homes, Inc.(a)	12,001
359	Fortune Brands Innovations, Inc.	19,167
144	Green Brick Partners, Inc.(a)	10,636

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
207	Griffon Corporation	$ 15,763
126	Hovnanian Enterprises, Inc., Class A(a)	16,190
669	KB Home	42,575
1,693	Lennar Corporation, Class B	203,143
300	LGI Homes, Inc.(a)	15,513
186	M/I Homes, Inc.(a)	26,866
603	Masco Corporation	42,445
516	Meritage Homes Corporation	37,374
8	NVR, Inc.(a)	64,277
796	PulteGroup, Inc.	105,175
753	Taylor Morrison Home Corporation(a)	49,706
507	Toll Brothers, Inc.	70,037
841	Tri Pointe Homes, Inc.(a)	28,569
		1,081,814
	HOTEL REIT - 0.0%(b)
1,228	Host Hotels & Resorts, Inc.	20,901

	HOUSEHOLD PRODUCTS - 3.2%
3,275	Church & Dwight Company, Inc.	286,988
2,589	Clorox Company (The)	319,224
14,458	Colgate-Palmolive Company	1,155,773
1,615	Energizer Holdings, Inc.	40,197
629	Estee Lauder Companies, Inc. (The), Class A	55,427
31,039	Kenvue, Inc.	503,763
744	Kimberly-Clark Corporation	92,509
17,581	Procter & Gamble Company (The)	2,701,320
289	Quanex Building Products Corporation	4,110
		5,159,311
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
72	AZZ, Inc.	7,857
29	Chart Industries, Inc.(a)	5,804
35	Enpro, Inc.	7,910
65	Mueller Industries, Inc.	6,572
211	Proto Labs, Inc.(a)	10,556

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b) (Continued)
257	Timken Company	$ 19,322
33	Valmont Industries, Inc.	12,796
		70,817
	INDUSTRIAL REIT - 0.0%(b)
345	Prologis, Inc.	39,509

	INDUSTRIAL SUPPORT SERVICES - 0.2%
69	Applied Industrial Technologies, Inc.	18,012
339	Core & Main, Inc., Class A(a)	18,248
59	DXP Enterprises, Inc.(a)	7,025
808	Fastenal Company	39,624
190	Global Industrials, Co.	6,967
240	MSC Industrial Direct Company, Inc., Class A	22,114
1,062	Resideo Technologies, Inc.(a)	45,857
309	U-Haul Holding Company(a)	17,635
40	United Rentals, Inc.	38,186
87	Watsco, Inc.	35,174
110	WESCO International, Inc.	23,265
307	WillScot Holdings Corporation	6,481
76	WW Grainger, Inc.	72,426
		351,014
	INFRASTRUCTURE REIT - 0.0%(b)
330	American Tower Corporation	63,466
69	SBA Communications Corporation, Class A	13,341
		76,807
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
1,161	Bank of New York Mellon Corporation (The)	126,503
1,457	BGC Group, Inc., Class A	13,783
136	CME Group, Inc.	36,746
72	Evercore, Inc., Class A	24,287
681	Goldman Sachs Group, Inc. (The)	542,315
67	Houlihan Lokey, Inc.	13,756
381	Interactive Brokers Group, Inc., Class A	26,217
280	Intercontinental Exchange, Inc.	47,174

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.0% (Continued)
1,005	Jefferies Financial Group, Inc.	$ 65,747
320	Lazard, Inc.	16,890
127	Moelis & Company, Class A	9,058
2,941	Morgan Stanley	467,501
295	Nasdaq, Inc.	26,093
339	Northern Trust Corporation	45,629
35	Piper Sandler Companies	12,145
43	PJT Partners, Inc., Class A	7,642
141	SEI Investments Company	11,964
740	State Street Corporation	85,847
846	StoneX Group, Inc.(a)	85,378
39	Tradeweb Markets, Inc., Class A	4,328
45	Virtu Financial, Inc., Class A	1,598
		1,670,601
	INSURANCE - 2.1%
1,062	Aflac, Inc.	118,625
1,191	Allstate Corporation (The)	255,648
315	American Financial Group, Inc.	45,902
3,530	American International Group, Inc.	277,246
184	Arthur J. Gallagher & Company	56,992
948	Assurant, Inc.	205,337
572	Brighthouse Financial, Inc.(a)	30,362
209	Brown & Brown, Inc.	19,602
321	Cincinnati Financial Corporation	50,750
108	CNA Financial Corporation	5,018
477	CNO Financial Group, Inc.	18,865
2,857	Corebridge Financial, Inc.	91,567
1,325	Equitable Holdings, Inc.	67,284
41	Erie Indemnity Company, Class A	13,045
4,136	Genworth Financial, Inc., Class A(a)	36,810
177	Globe Life, Inc.	25,306
161	Hanover Insurance Group, Inc.	29,242
918	Hartford Financial Services Group, Inc.	122,452
170	Horace Mann Educators Corporation	7,679

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 2.1% (Continued)
405	Jackson Financial, Inc., Class A	$ 40,998
521	Kemper Corporation	26,858
1,780	Lincoln National Corporation	71,787
1,032	Loews Corporation	103,602
12	Markel Group, Inc.(a)	22,936
597	Marsh & McLennan Companies, Inc.	120,313
266	Mercury General Corporation	22,551
3,868	MetLife, Inc.	318,608
1,162	Old Republic International Corporation	49,350
49	Primerica, Inc.	13,602
1,064	Principal Financial Group, Inc.	88,216
988	Progressive Corporation (The)	243,987
2,464	Prudential Financial, Inc.	255,615
308	Radian Group, Inc.	11,156
400	Reinsurance Group of America, Inc.	76,852
117	RLI Corporation	7,631
126	Ryan Specialty Holdings, Inc.	7,101
65	Safety Insurance Group, Inc.	4,595
230	Selective Insurance Group, Inc.	18,646
704	Travelers Companies, Inc. (The)	196,571
249	Trupanion, Inc.(a)	10,777
178	United Fire Group, Inc.	5,415
232	Universal Insurance Holdings, Inc.	6,102
781	Unum Group	60,746
492	Voya Financial, Inc.	36,802
721	W R Berkley Corporation	55,243
4	White Mountains Insurance Group Ltd.	6,686
		3,360,478
	INTERNET MEDIA & SERVICES - 4.8%
214	Airbnb, Inc., Class A(a)	25,984
30,674	Alphabet, Inc., Class A	7,456,848
16	Booking Holdings, Inc.	86,388
245	Expedia Group, Inc.	52,369
115	GoDaddy, Inc., Class A(a)	15,735

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 4.8% (Continued)
394	IAC, Inc.(a)	$ 13,424
343	Match Group, Inc.	12,115
106	Netflix, Inc.(a)	127,086
629	Roku, Inc.(a)	62,982
212	Shutterstock, Inc.	4,420
39	VeriSign, Inc.	10,903
139	Yelp, Inc.(a)	4,337
214	Zillow Group, Inc., Class A(a)	15,930
		7,888,521
	LEISURE FACILITIES & SERVICES - 0.2%
60	Choice Hotels International, Inc.	6,415
339	Cinemark Holdings, Inc.	9,499
371	Dave & Buster's Entertainment, Inc.(a)	6,737
293	Hilton Grand Vacations, Inc.(a)	12,250
158	Hilton Worldwide Holdings, Inc.	40,992
160	Hyatt Hotels Corporation, Class A	22,709
416	Life Time Group Holdings, Inc.(a)	11,482
370	Live Nation Entertainment, Inc.(a)	60,458
28	Madison Square Garden Sports Corporation(a)	6,356
376	Marriott International, Inc., Class A	97,925
299	Marriott Vacations Worldwide Corporation	19,901
60	McDonald's Corporation	18,233
56	Planet Fitness, Inc., Class A(a)	5,813
377	Six Flags Entertainment Corporation(a)	8,565
111	Starbucks Corporation	9,391
35	TKO Group Holdings, Inc.	7,069
326	Travel + Leisure Company	19,394
200	United Parks & Resorts, Inc.(a)	10,340
139	Vail Resorts, Inc.	20,790
114	Wyndham Hotels & Resorts, Inc.	9,109
		403,428
	LEISURE PRODUCTS - 0.1%
121	Acushnet Holdings Corporation	9,497
6	Axon Enterprise, Inc.(a)	4,306

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE PRODUCTS - 0.1% (Continued)
241	Hasbro, Inc.	$ 18,280
166	LCI Industries	15,463
955	Mattel, Inc.(a)	16,073
379	Thor Industries, Inc.	39,298
1,221	Topgolf Callaway Brands Corporation(a)	11,600
430	Winnebago Industries, Inc.	14,379
		128,896
	MACHINERY - 3.3%
7,506	AGCO Corporation	803,667
176	Alamo Group, Inc.	33,598
434	Caterpillar, Inc.	207,083
127	Crane Company	23,386
5,313	Deere & Company	2,429,421
129	Donaldson Company, Inc.	10,559
634	Energy Recovery, Inc.(a)	9,776
10,112	Enovis Corporation(a)	306,798
172	ESAB Corporation	19,219
296	Flowserve Corporation	15,729
1,299	Franklin Electric Company, Inc.	123,665
676	Gates Industrial Corporation plc(a)	16,778
121	Graco, Inc.	10,280
439	Hillenbrand, Inc.	11,871
351	Hyster-Yale Materials Handling, Inc., Class A	12,938
86	IDEX Corporation	13,997
238	Ingersoll Rand, Inc.	19,664
850	Kennametal, Inc.	17,791
113	Lincoln Electric Holdings, Inc.	26,649
277	Lindsay Corporation	38,935
156	Middleby Corporation (The)(a)	20,737
696	MSA Safety, Inc.	119,761
2,215	Mueller Water Products, Inc., Class A	56,527
39	Nordson Corporation	8,851
81	Oshkosh Corporation	10,506

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 3.3% (Continued)
62	Parker-Hannifin Corporation	$ 47,005
110	Regal Rexnord Corporation	15,778
71	Snap-on, Inc.	24,604
1,259	Stanley Black & Decker, Inc.	93,581
75	Tennant Company	6,080
489	Terex Corporation	25,086
871	Toro Company (The)	66,370
2,434	Veralto Corporation	259,489
985	Xylem, Inc.	145,288
2,471	Zurn Elkay Water Solutions Corporation	116,211
		5,167,678
	MEDICAL EQUIPMENT & DEVICES - 13.7%
1,113	10X Genomics, Inc., Class A(a)	13,011
17,989	Abbott Laboratories	2,409,447
589	Adaptive Biotechnologies Corporation(a)	8,811
2,253	Agilent Technologies, Inc.	289,173
122	Align Technology, Inc.(a)	15,277
1,617	Alphatec Holdings, Inc.(a)	23,511
853	Artivion, Inc.(a)	36,116
918	AtriCure, Inc.(a)	32,360
8,381	Avanos Medical, Inc.(a)	96,884
6,723	Avantor, Inc.(a)	83,903
979	Axogen, Inc.(a)	17,465
66,530	Baxter International, Inc.	1,514,888
11,555	Becton Dickinson and Company	2,162,749
185	BioLife Solutions, Inc.(a)	4,719
539	Bio-Rad Laboratories, Inc., Class A(a)	151,130
1,473	Bio-Techne Corporation	81,943
6,779	Bioventus, Inc.(a)	45,352
13,328	Boston Scientific Corporation(a)	1,301,213
3,510	Bruker Corporation	114,040
1,013	CareDx, Inc.(a)	14,729
677	Castle Biosciences, Inc.(a)	15,415

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 13.7% (Continued)
2,207	CONMED Corporation	$ 103,795
121	Cooper Companies, Inc. (The)(a)	8,296
4,645	Danaher Corporation	920,918
1,139	Dentsply Sirona, Inc.	14,454
3,370	DexCom, Inc.(a)	226,767
7,248	Edwards Lifesciences Corporation(a)	563,677
10,503	Embecta Corporation	148,197
531	Envista Holdings Corporation(a)	10,816
1,733	Exact Sciences Corporation(a)	94,812
29,081	GE HealthCare Technologies, Inc.	2,183,983
350	Glaukos Corporation(a)	28,543
1,867	Globus Medical, Inc., Class A(a)	106,923
2,288	Haemonetics Corporation(a)	111,517
7,909	Hologic, Inc.(a)	533,778
1,587	ICU Medical, Inc.(a)	190,377
28	IDEXX Laboratories, Inc.(a)	17,889
2,056	Illumina, Inc.(a)	195,258
293	Inspire Medical Systems, Inc.(a)	21,741
395	Insulet Corporation(a)	121,948
1,403	Integer Holdings Corporation(a)	144,972
13,014	Integra LifeSciences Holdings Corporation(a)	186,491
1,316	Intuitive Surgical, Inc.(a)	588,555
70	iRadimed Corporation	4,981
221	iRhythm Technologies, Inc.(a)	38,010
1,123	Lantheus Holdings, Inc.(a)	57,599
186	LeMaitre Vascular, Inc.	16,277
1,041	Masimo Corporation(a)	153,600
1,548	Merit Medical Systems, Inc.(a)	128,840
138	Mettler-Toledo International, Inc.(a)	169,410
2,032	MiMedx Group, Inc.(a)	14,183
5,153	Myriad Genetics, Inc.(a)	37,256
163	Natera, Inc.(a)	26,238
3,922	Orthofix Medical, Inc.(a)	57,418
585	OrthoPediatrics Corporation(a)	10,840

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 13.7% (Continued)
333	Penumbra, Inc.(a)	$ 84,356
8,206	QuidelOrtho Corporation(a)	241,667
217	Repligen Corporation(a)	29,006
1,321	ResMed, Inc.	361,597
2,208	Revvity, Inc.	193,531
3,759	Solventum Corporation(a)	274,407
5,281	Stryker Corporation	1,952,227
6,762	Tandem Diabetes Care, Inc.(a)	82,091
2,827	Teleflex, Inc.	345,912
3,812	Thermo Fisher Scientific, Inc.	1,848,896
318	Veracyte, Inc.(a)	10,917
501	Vericel Corporation(a)	15,766
480	Waters Corporation(a)	143,909
540	West Pharmaceutical Services, Inc.	141,658
8,949	Zimmer Biomet Holdings, Inc.	881,477
		22,277,912
	METALS & MINING - 0.1%
528	Alcoa Corporation	17,366
1,097	A-Mark Precious Metals, Inc.	28,379
2,335	Cleveland-Cliffs, Inc.(a)	28,487
853	Freeport-McMoRan, Inc.	33,455
378	Newmont Corporation	31,869
307	Southern Copper Corporation	37,258
		176,814
	MORTGAGE FINANCE - 0.0%(b)
1,849	Rithm Capital Corporation	21,060

	MULTI ASSET CLASS REIT - 0.0%(b)
458	Elme Communities	7,722
337	Vornado Realty Trust	13,659
140	WP Carey, Inc.	9,460
		30,841
	OFFICE REIT - 0.0%(b)
177	Alexandria Real Estate Equities, Inc.	14,751

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OFFICE REIT - 0.0%(b) (Continued)
308	BXP, Inc.	$ 22,897
		37,648
	PUBLISHING & BROADCASTING - 0.1%
151	New York Times Company (The), Class A	8,667
1,336	News Corporation, Class B	46,160
100	Nexstar Media Group, Inc.	19,774
683	TEGNA, Inc.	13,885
		88,486
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
441	Crown Castle, Inc.	42,552
192	Iron Mountain, Inc.	19,572
		62,124
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
219	Howard Hughes Holdings, Inc.(a)	17,995

	REAL ESTATE SERVICES - 0.2%
1,274	CBRE Group, Inc., Class A(a)	200,732
1,998	Compass, Inc., Class A(a)	16,044
1,187	eXp World Holdings, Inc.	12,653
344	Jones Lang LaSalle, Inc.(a)	102,608
166	Marcus & Millichap, Inc.	4,872
727	Newmark Group, Inc., Class A	13,559
		350,468
	RENEWABLE ENERGY - 0.5%
132	EnerSys	14,911
6,126	Enphase Energy, Inc.(a)	216,799
1,301	First Solar, Inc.(a)	286,909
16,247	Sunrun, Inc.(a)	280,911
		799,530
	RESIDENTIAL REIT - 0.6%
1,442	American Homes 4 Rent, Class A	47,947
1,901	Apartment Investment and Management Company	15,075
514	AvalonBay Communities, Inc.	99,288
435	Camden Property Trust	46,449

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RESIDENTIAL REIT - 0.6% (Continued)
798	Equity LifeStyle Properties, Inc.	$ 48,439
1,680	Equity Residential	108,745
236	Essex Property Trust, Inc.	63,168
722	Independence Realty Trust, Inc.	11,834
2,527	Invitation Homes, Inc.	74,117
507	Mid-America Apartment Communities, Inc.	70,843
601	Sun Communities, Inc.	77,528
1,326	UDR, Inc.	49,407
415	UMH Properties, Inc.	6,163
		719,003
	RETAIL - CONSUMER STAPLES - 0.8%
4,457	Albertsons Companies, Inc., Class A	78,042
46	BJ's Wholesale Club Holdings, Inc.(a)	4,290
137	Costco Wholesale Corporation	126,811
1,123	Dollar General Corporation	116,062
844	Dollar Tree, Inc.(a)	79,648
2,844	Kroger Company (The)	191,714
51	Ollie's Bargain Outlet Holdings, Inc.(a)	6,548
120	Sprouts Farmers Market, Inc.(a)	13,056
3,212	Target Corporation	288,116
4,543	Walmart, Inc.	468,202
102	Weis Markets, Inc.	7,331
		1,379,820
	RETAIL - DISCRETIONARY - 1.8%
152	Abercrombie & Fitch Company, Class A(a)	13,004
862	Advance Auto Parts, Inc.	52,927
1,366	American Eagle Outfitters, Inc.	23,372
18	AutoZone, Inc.(a)	77,224
523	Bath & Body Works, Inc.	13,472
5,133	Best Buy Company, Inc.	388,157
154	BlueLinx Holdings, Inc.(a)	11,254
29	Boot Barn Holdings, Inc.(a)	4,806
85	Buckle, Inc. (The)	4,986
398	Builders FirstSource, Inc.(a)	48,258

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 1.8% (Continued)
103	Burlington Stores, Inc.(a)	$ 26,214
845	Caleres, Inc.	11,019
347	Dick's Sporting Goods, Inc.	77,110
46	Dillard's, Inc., Class A	28,266
587	Ferguson Enterprises, Inc.	131,828
164	Floor & Decor Holdings, Inc., Class A(a)	12,087
2,101	GameStop Corporation, Class A(a)	57,315
3,107	Gap, Inc. (The)	66,459
638	Genuine Parts Company	88,427
1,454	Home Depot, Inc. (The)	589,147
5,395	Kohl's Corporation	82,921
1,436	Lowe's Companies, Inc.	360,881
6,901	Macy's, Inc.	123,735
653	O'Reilly Automotive, Inc.(a)	70,400
62	Penske Automotive Group, Inc.	10,782
54	RH(a)	10,971
449	Ross Stores, Inc.	68,423
1,350	Sally Beauty Holdings, Inc.(a)	21,978
1,254	TJX Companies, Inc. (The)	181,253
727	Tractor Supply Company	41,344
80	Ulta Beauty, Inc.(a)	43,740
218	Urban Outfitters, Inc.(a)	15,572
1,203	Victoria's Secret & Company(a)	32,649
145	Williams-Sonoma, Inc.	28,340
		2,818,321
	RETAIL REIT - 0.0%(b)
272	Brixmor Property Group, Inc.	7,529
606	Kimco Realty Corporation	13,241
230	Realty Income Corporation	13,982
102	Regency Centers Corporation	7,436
216	Simon Property Group, Inc.	40,537
		82,725
	SELF-STORAGE REIT - 0.0%(b)
66	Extra Space Storage, Inc.	9,302

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SELF-STORAGE REIT - 0.0%(b) (Continued)
83	Public Storage	$ 23,975
		33,277
	SEMICONDUCTORS - 3.9%
695	Advanced Micro Devices, Inc.(a)	112,444
203	Allegro MicroSystems, Inc.(a)	5,928
197	Alpha & Omega Semiconductor Ltd.(a)	5,508
2,004	Amkor Technology, Inc.	56,914
310	Analog Devices, Inc.	76,167
1,589	Applied Materials, Inc.	325,331
91	Axcelis Technologies, Inc.(a)	8,885
1,230	Azenta, Inc.(a)	35,326
818	Broadcom, Inc.	269,866
111	Cirrus Logic, Inc.(a)	13,907
229	Coherent Corp.(a)	24,668
307	Cohu, Inc.(a)	6,241
270	CTS Corporation	10,784
272	Diodes, Inc.(a)	14,473
201	Entegris, Inc.	18,584
217	FormFactor, Inc.(a)	7,903
1,440	GLOBALFOUNDRIES, Inc.(a)	51,610
103,611	Intel Corporation(a)	3,476,148
156	IPG Photonics Corporation(a)	12,354
99	KLA Corporation	106,781
1,675	Lam Research Corporation	224,283
71	Lattice Semiconductor Corporation(a)	5,206
351	Marvell Technology, Inc.	29,509
758	Microchip Technology, Inc.	48,679
2,028	Micron Technology, Inc.	339,324
121	MKS, Inc.	14,976
12	Monolithic Power Systems, Inc.	11,048
922	NVIDIA Corporation	172,027
1,129	ON Semiconductor Corporation(a)	55,671
77	Onto Innovation, Inc.(a)	9,950
285	Photronics, Inc.(a)	6,541

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 3.9% (Continued)
122	Power Integrations, Inc.	$ 4,906
235	Qorvo, Inc.(a)	21,404
1,820	QUALCOMM, Inc.	302,775
1,471	Sandisk Corporation(a)	165,046
114	Semtech Corporation(a)	8,145
68	Silicon Laboratories, Inc.(a)	8,917
566	Skyworks Solutions, Inc.	43,571
193	Synaptics, Inc.(a)	13,190
269	Teradyne, Inc.	37,025
918	Texas Instruments, Inc.	168,664
623	Ultra Clean Holdings, Inc.(a)	16,977
36	Universal Display Corporation	5,171
256	Veeco Instruments, Inc.(a)	7,790
1,820	Vishay Intertechnology, Inc.	27,846
		6,388,463
	SOFTWARE - 2.9%
191	ACI Worldwide, Inc.(a)	10,079
235	Adobe, Inc.(a)	82,896
302	Akamai Technologies, Inc.(a)	22,880
57	Autodesk, Inc.(a)	18,107
114	Bentley Systems, Inc., Class B	5,869
106	Cadence Design Systems, Inc.(a)	37,234
547	Concentrix Corporation	25,244
102	Donnelley Financial Solutions, Inc.(a)	5,246
367	Dropbox, Inc., Class A(a)	11,087
1,649	Evolent Health, Inc., Class A(a)	13,951
273	Fortinet, Inc.(a)	22,954
569	Gen Digital, Inc.	16,154
4,119	Ingram Micro Holding Corporation	88,517
64	Intuit, Inc.	43,706
878	Life360, Inc.(a)	93,331
22	Manhattan Associates, Inc.(a)	4,510
6,748	Microsoft Corporation	3,495,128
192	Omnicell, Inc.(a)	5,846

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 2.9% (Continued)
1,014	Oracle Corporation	$ 285,177
121	Palo Alto Networks, Inc.(a)	24,638
23	Paycom Software, Inc.	4,787
711	Privia Health Group, Inc.(a)	17,704
34	PTC, Inc.(a)	6,903
60	Roper Technologies, Inc.	29,921
513	Salesforce, Inc.	121,581
38	ServiceNow, Inc.(a)	34,971
364	SS&C Technologies Holdings, Inc.	32,309
60	Synopsys, Inc.(a)	29,603
492	Teradata Corporation(a)	10,583
59	Twilio, Inc., Class A(a)	5,905
15	Tyler Technologies, Inc.(a)	7,847
35	Veeva Systems, Inc., Class A(a)	10,427
2,628	Veradigm, Inc.(a)	12,614
91	Workday, Inc., Class A(a)	21,906
		4,659,615
	SPECIALTY FINANCE - 0.7%
1,858	Ally Financial, Inc.	72,834
900	American Express Company	298,944
1,446	Capital One Financial Corporation	307,391
27	Credit Acceptance Corporation(a)	12,607
240	Enact Holdings, Inc.	9,202
1,549	Fidelity National Financial, Inc.	93,699
909	First American Financial Corporation	58,394
363	MGIC Investment Corporation	10,298
129	Mr Cooper Group, Inc.	27,192
517	OneMain Holdings, Inc.	29,190
227	PennyMac Financial Services, Inc.	28,121
293	PROG Holdings, Inc.	9,481
2,645	Rocket Companies, Inc., Class A	51,260
282	Stewart Information Services Corporation	20,676
1,429	Synchrony Financial	101,530
4,825	UWM Holdings Corporation	29,384

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 0.7% (Continued)
101	Walker & Dunlop, Inc.	$ 8,446
		1,168,649
	SPECIALTY REITS - 0.0%(b)
88	Lamar Advertising Company, Class A	10,773

	STEEL - 0.2%
100	ATI, Inc.(a)	8,134
608	Commercial Metals Company	34,826
493	Nucor Corporation	66,767
179	Reliance, Inc.	50,269
379	Ryerson Holding Corporation	8,664
398	Steel Dynamics, Inc.	55,493
388	Worthington Enterprises, Inc.	21,530
		245,683
	TECHNOLOGY HARDWARE - 5.4%
767	ADTRAN Holdings, Inc.(a)	7,194
16,910	Apple, Inc.	4,305,792
226	Arista Networks, Inc.(a)	32,930
409	Arrow Electronics, Inc.(a)	49,489
563	Avnet, Inc.	29,434
406	Benchmark Electronics, Inc.	15,651
278	Ciena Corporation(a)	40,496
5,290	Cisco Systems, Inc.	361,942
771	Corning, Inc.	63,245
1,250	Corsair Gaming, Inc.(a)	11,150
269	Crane NXT Company	18,042
278	Daktronics, Inc.(a)	5,816
8,647	Dell Technologies, Inc., Class C	1,225,885
356	Diebold Nixdorf, Inc.(a)	20,303
109	Dolby Laboratories, Inc., Class A	7,888
309	Extreme Networks, Inc.(a)	6,381
51	F5, Inc.(a)	16,483
561	Fiserv, Inc.(a)	72,330
2,744	Flex Ltd.(a)	159,070

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 5.4% (Continued)
11,983	Hewlett Packard Enterprise Company	$ 294,302
38,194	HP, Inc.	1,040,023
1,102	Jabil, Inc.	239,321
130	Lumentum Holdings, Inc.(a)	21,152
94	Motorola Solutions, Inc.	42,985
583	NCR Atleos Corporation(a)	22,918
3,527	NCR Voyix Corporation(a)	44,264
425	NetApp, Inc.	50,346
296	NETGEAR, Inc.(a)	9,587
129	Plexus Corporation(a)	18,665
178	Pure Storage, Inc., Class A(a)	14,918
545	Sanmina Corporation(a)	62,735
596	Sonos, Inc.(a)	9,417
1,299	Stratasys Ltd.(a)	14,549
724	Super Micro Computer, Inc.(a)	34,709
400	TD SYNNEX Corporation	65,500
478	TTM Technologies, Inc.(a)	27,533
26	Ubiquiti, Inc.	17,175
1,544	Western Digital Corporation	185,373
123	Zebra Technologies Corporation, Class A(a)	36,551
		8,701,544
	TECHNOLOGY SERVICES - 1.3%
322	Amdocs Ltd.	26,420
338	Automatic Data Processing, Inc.	99,203
996	Block, Inc.(a)	71,981
182	Booz Allen Hamilton Holding Corporation	18,191
99	Broadridge Financial Solutions, Inc.	23,579
679	CDW Corporation	108,151
1,751	Cognizant Technology Solutions Corporation, Class A	117,440
44	Coinbase Global, Inc., Class A(a)	14,850
73	Corpay, Inc.(a)	21,028
118	CoStar Group, Inc.(a)	9,956
7,799	DXC Technology Company(a)	106,300
130	EPAM Systems, Inc.(a)	19,603

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
91	Equifax, Inc.	$ 23,344
195	Euronet Worldwide, Inc.(a)	17,123
424	ExlService Holdings, Inc.(a)	18,669
27	FactSet Research Systems, Inc.	7,735
7	Fair Isaac Corporation(a)	10,476
610	Fidelity National Information Services, Inc.	40,223
160	Gartner, Inc.(a)	42,059
587	Global Payments, Inc.	48,768
248	ICF International, Inc.	23,014
111	Insight Enterprises, Inc.(a)	12,589
1,450	International Business Machines Corporation	409,132
68	Jack Henry & Associates, Inc.	10,127
220	John Wiley & Sons, Inc., Class A	8,903
2,700	Kyndryl Holdings, Inc.(a)	81,081
23	MarketAxess Holdings, Inc.	4,008
253	Mastercard, Inc., Class A	143,909
704	MAXIMUS, Inc.	64,324
65	Moody's Corporation	30,971
43	Morningstar, Inc.	9,976
24	MSCI, Inc.	13,618
211	Paychex, Inc.	26,746
1,719	PayPal Holdings, Inc.(a)	115,276
98	S&P Global, Inc.	47,698
79	Shift4 Payments, Inc., Class A(a)	6,115
191	TransUnion	16,002
66	Verisk Analytics, Inc.	16,600
670	Visa, Inc., Class A	228,725
4,455	Western Union Company (The)	35,595
66	WEX, Inc.(a)	10,397
		2,159,905
	TELECOMMUNICATIONS - 2.2%
44,526	AT&T, Inc.	1,257,414
328	EchoStar Corporation, CLASS A(a)	25,046
1,660	Frontier Communications Parent, Inc.(a)	62,001

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TELECOMMUNICATIONS - 2.2% (Continued)
144	IDT Corporation, Class B	$ 7,533
39,144	Lumen Technologies, Inc.(a)	239,561
1,211	Telephone and Data Systems, Inc.	47,520
2,358	T-Mobile US, Inc.	564,458
481	United States Cellular Corporation	24,055
31,655	Verizon Communications, Inc.	1,391,237
		3,618,825
	TRANSPORTATION & LOGISTICS - 0.1%
213	CH Robinson Worldwide, Inc.	28,201
167	Expeditors International of Washington, Inc.	20,473
224	GXO Logistics, Inc.(a)	11,847
157	Hub Group, Inc., CLASS A	5,407
111	Kirby Corporation(a)	9,263
176	Ryder System, Inc.	33,201
		108,392
	TRANSPORTATION EQUIPMENT - 0.1%
338	Cummins, Inc.	142,760
286	PACCAR, Inc.	28,120
27	Westinghouse Air Brake Technologies Corporation	5,413
		176,293
	WHOLESALE - CONSUMER STAPLES - 5.5%
87,117	Archer-Daniels-Midland Company	5,204,371
41,449	Bunge Global S.A.	3,367,731
1,644	Sysco Corporation	135,367
2,118	United Natural Foods, Inc.(a)	79,679
799	US Foods Holding Corporation(a)	61,219
		8,848,367
	WHOLESALE – DISCRETIONARY – 0.1%
276	G-III Apparel Group Ltd.(a)	7,344
2,027	LKQ Corporation	61,906
70	PC Connection, Inc.	4,339
62	Pool Corporation	19,224
		92,813

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	COMMON STOCKS — 99.1%
	TOTAL COMMON STOCKS (Cost $142,758,893)				$ 161,140,912

Shares			Strike Price	Expiration Date	Fair Value
RIGHT — 0.0%(b) ASSET MANAGEMENT - 0.0% (b)
91,412	Sycamore Partners, LLC Rights(a)(c)(d)(e)		$3		48,448
	BIOTECH & PHARMA - 0.0% (b)
64	Albireo Pharma, Inc.(a)(c)(d)(e)		$10		138
322	Bristol-Myers Squibb Company - CVR(a)(c)(d)(e)		$12		225
336	Inhibrx, Inc. - CVR (a)(c)(d)(e)		$5	6/30/2027	212
535	Novartis A.G. - CVR (a)(c)(d)(e)		$2	12/31/2025	43
					618
56	MEDICAL EQUIPMENT & DEVICES - 0.0% (b) ABIOMED, Inc. - CVR(a)(c)(d)(e)		$35		308
545	Blueprint Medicines Corperation - CVR(a)(c)(d)(e)		$4	6/30/2032	251
1,085	Zimmer Biomet Holdings, Inc. - CVR (a)(c)(d)(e)		$1	12/31/2026	98
					657

	TOTAL RIGHT (Cost $49,664)				49,723

	TOTAL INVESTMENTS - 99.1% (Cost $142,808,557)				$ 161,190,635
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				1,526,923
	NET ASSETS - 100.0%				$ 162,717,553

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
3	CME E-Mini Standard & Poor's 500 Index Future	Phillip Capital	12/19/2025	$ 1,010,813	$ 27,888
	TOTAL FUTURES CONTRACTS

CVR	- Contingent Value Right

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c) (d) (e)

The value of security has been determined in good faith under policies approved by the Board of Directors.

Restricted security.

Illiquid security. The total fair value of these securities as of September 30, 2025 was $49,793.